23. EMPLOYEE BENEFITS (Details 5)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 5
Retirement rate	0.71%	0.70%	1.00%
Mortality rate	RV-2014	RV-2009	RV-2009
Future permanence	8.51	8.37	7.50
Discount rate	1.71%	4.29%	4.60%